Schedule of Long Term Borrowings (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 USD ($)	Jan. 01, 2023 CAD ($)
Disclosure of long term debt [Line Items]
Current portion of long-term debt, gross			$ 2,848	$ 704
Long-term debt, gross	$ 822,342	$ 572,000	926,199	681,015
Less net unamortized debt issue costs	(9,873)		(11,369)
Long-term debt	812,469		914,830		$ 1,085,970
Senior Credit Facility [Member]
Disclosure of long term debt [Line Items]
Long-term debt, gross	17,252	12,000
Canadian Real Estate Credit Facility [Member]
Disclosure of long term debt [Line Items]
Current portion of long-term debt, gross			1,915
Long-term debt, gross			24,018
U.S. Real Estate Credit Facility [Member]
Disclosure of long term debt [Line Items]
Current portion of long-term debt, gross			933	704
Long-term debt, gross			10,181	7,685
7.125% Senior Notes Due 2026 [Member]
Disclosure of long term debt [Line Items]
Long-term debt, gross	230,026	160,000	362,096	273,330
6.875% senior notes due 2029 [Member]
Disclosure of long term debt [Line Items]
Long-term debt, gross	$ 575,064	$ 400,000	$ 529,904	$ 400,000